Inventories (Tables)	12 Months Ended
Jun. 30, 2015
Inventories [Abstract]
Schedule of inventories
	June 30, 2015	June 30, 2014
Raw materials	$267,560	$273,583
Semi-finished byproduct	6,196	-
Finished goods	90,498	148,415
Total inventories	$364,254	$421,998